THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND
THE HARTFORD FLOATING RATE FUND SUMMARY SECTION
INVESTMENT GOAL.
The Fund seeks to provide high current income, and long-term total return.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section beginning on page 30 of the Fund’s prospectus and the “Purchase and Redemption of Shares” section beginning on page 153 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class A		Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	3.00%		none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	5.00%	1.00%	none	none	none	none	none
Exchange fees	none		none	none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
Management fees		0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	0.25%	none	none
Other expenses		0.13%	0.20%	0.12%	0.13%	0.27%	0.21%	0.16%	0.05%
Total annual fund operating expenses		0.98%	1.80%	1.72%	0.73%	1.37%	1.06%	0.76%	0.65%
Fee waiver and/or expense reimbursement	[1]	none	0.05%	none	none	0.12%	0.06%	0.06%	none
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1]	0.98%	1.75%	1.72%	0.73%	1.25%	1.00%	0.70%	0.65%
[1]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.00% (Class A), 1.75% (Class B), 1.75% (Class C), 0.75% (Class I), 1.25% (Class R3), 1.00% (Class R4), 0.70% (Class R5) and 0.70% (Class Y). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	397	603	825	1,465
Class B	678	862	1,170	1,896
Class C	275	542	933	2,030
Class I	75	233	406	906
Class R3	127	422	739	1,636
Class R4	102	331	579	1,289
Class R5	72	237	416	937
Class Y	66	208	362	810

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	397	603	825	1,465
Class B	178	562	970	1,896
Class C	175	542	933	2,030
Class I	75	233	406	906
Class R3	127	422	739	1,636
Class R4	102	331	579	1,289
Class R5	72	237	416	937
Class Y	66	208	362	810

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.

Under normal circumstances, at least 80% of the Fund’s assets are invested in below-investment-grade variable or floating rate loans (“Floating Rate Loans”) and floating rate securities selected by the sub-adviser, Wellington Management Company, LLP (“Wellington Management”).  The Fund normally invests primarily in interests in senior Floating Rate Loans and may invest in securities of any maturity.  The Fund may purchase second lien loans, fixed rate loans and unsecured loans and debt securities. Senior Floating Rate Loans hold the most senior position in the capital structure of a business entity (“Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower.  The Fund may also invest in companies whose financial condition is uncertain, where the Borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements or that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.  Additionally, the Fund may invest up to 25% its net assets in loans of foreign Borrowers and securities of foreign issuers, and up to 10% of its net assets in foreign loans or securities that are denominated in a foreign currency.  The Fund may use swaps and forward currency exchange contracts to attempt to mitigate the effects of foreign currency fluctuations.

MAIN RISKS.

The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Market Risk – Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Loans and Loan Participations Risk - Loans and loan participations, including floating rate loans, are subject to credit risk, including the risk of nonpayment of principal or interest. Also, substantial increases in interest rates may cause an increase in loan defaults. Although the loans the fund holds may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. In addition, in the event an issuer becomes insolvent, a loan could be subject to settlement risks or administrative disruptions that could adversely affect the Fund’s investment. It may also be difficult to obtain reliable information about a loan or loan participation.

Many loans are relatively illiquid or are subject to restrictions on resale and may be difficult to value, which will have an adverse impact on the Fund’s ability to dispose of particular loans or loan participations when necessary to meet redemption requests or liquidity needs, or to respond to a specific economic event, such as deterioration in the creditworthiness of the borrower. Loans may also be subject to extension risk (the risk that borrowers will repay a loan more slowly in periods of rising interest rates) and prepayment risk (the risk that borrowers will repay a loan more quickly in periods of falling interest rates).

Event Risk - Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt.  As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

Junk Bond Risk - Investments rated below investment grade (also referred to as “junk bonds”) are considered to be speculative and are subject to heightened credit risk, which may make the fund more sensitive to adverse developments in the U.S. and abroad.  Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities.  The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Liquidity Risk – The risk that a particular investment may be difficult to sell and that the Fund may be unable to sell the investment at an advantageous time or price.  Securities that are liquid at the time of purchase may later become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund’s net asset value.

Foreign Investments Risk – Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Investment Strategy Risk - The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund’s investment objective will be achieved.

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.  The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Include the Fund’s performance when the Fund’s portfolio was managed by a previous sub-adviser

•                  Would be lower if the Fund’s operating expenses had not been limited.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

•                  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•                  Shows the returns of the Fund’s Class A shares.  Because all of the Fund’s shares are invested in the same portfolio of securities, returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 16.00% (2nd quarter, 2009) Lowest -24.71% (4th quarter, 2008)
AVERAGE ANNUAL RETURNS.

The table below shows returns for the Fund over time compared to those of a broad-based market index.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the “Performance Notes” section in the Fund’s prospectus.

Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average annual total returns for periods ending December 31, 2012 (including sales charges)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	5.89%	3.47%	3.77%	Apr. 29, 2005
Class A After Taxes on Distributions	Class A After Taxes on Distributions	4.13%	1.57%	1.78%	Apr. 29, 2005
Class A After Taxes on Distributions and Sales	Class A After Taxes on Distributions and Sale of Fund Shares	3.79%	1.79%	2.01%	Apr. 29, 2005
Class B	Class B Return Before Taxes	3.33%	2.95%	3.38%	Apr. 29, 2005
Class C	Class C Return Before Taxes	7.36%	3.33%	3.41%	Apr. 29, 2005
Class I	Class I Return Before Taxes	9.42%	4.37%	4.42%	Apr. 29, 2005
Class R3	Class R3 Return Before Taxes	8.84%	3.86%	4.05%	Apr. 29, 2005
Class R4	Class R4 Return Before Taxes	9.14%	4.08%	4.22%	Apr. 29, 2005
Class R5	Class R5 Return Before Taxes	9.46%	4.24%	4.40%	Apr. 29, 2005
Class Y	Class Y Return Before Taxes	9.53%	4.44%	4.50%	Apr. 29, 2005
Credit Suisse Leveraged Loan Index	Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	9.43%	4.81%	4.84%	Apr. 29, 2005